April 2, 1998

VIA EDGAR
Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Norwest Advantage Funds ("Registrant")
         File Nos. 33-9645; 811-4881
         CIK: 0000804235

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies that the form of prospectuses, ("Income Funds", "Norwest Advantage Funds" and "Performa Funds") relating to each applicable series of the Registrant that would have been filed under paragraph (c) of Rule 497 under the 1933 Act, would not have differed from that contained in the most recent amendment to the Registrant's registration statement dated March 30, 1998, filed with the Commission via EDGAR on March 30, 1998 (segment filing accession numbers 0001047469-98-012533 and 00001004402-98-000224, respectively).

Sincerely,

Norwest Advantage Funds

By:      /s/ John Y. Keffer
     ------------------------------
         John Y. Keffer
         Chairman and President